Pay vs Performance Disclosure	2 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 15, 2025	Jul. 31, 2025	Dec. 31, 2025 USD ($) Rate	Dec. 31, 2024 USD ($) Rate	Dec. 31, 2023 USD ($) Rate	Dec. 31, 2022 USD ($) Rate	Dec. 31, 2021 USD ($) Rate
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for A. Carlson (2)	Compensation Actually Paid to A. Carlson (3)	Summary Compensation Table Total for Therivel (2)	Compensation Actually Paid to Therivel (3)	Summary Compensation Table Total for Chambers (2)	Compensation Actually Paid to Chambers (3)	Average Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income	ROC (6)
									Total Shareholder Return	Peer Group Total Shareholder Return (5)
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)
2025	$584,790	$511,469	$9,313,033	$8,748,781	$3,981,200	$5,241,467	$3,804,629	$5,235,213	$249.48	$123.65	$69,192,901	1.6%
2024	N/A	N/A	$7,656,948	$21,305,362	N/A	N/A	$2,806,953	$6,506,334	$204.29	$115.57	$(31,578,211)	3.5%
2023	N/A	N/A	$10,860,139	$20,292,980	N/A	N/A	$3,430,601	$5,828,296	$135.32	$89.10	$57,916,965	2.1%
2022	N/A	N/A	$6,908,886	$(2,341,165)	N/A	N/A	$2,521,829	$845,152	$67.93	$86.09	$34,766,807	1.5%
2021	N/A	N/A	$6,438,260	$10,105,410	N/A	N/A	$2,461,077	$2,394,782	$102.70	$91.34	$159,773,095	4.3%
(1)The Principal Executive Officer ("PEO") and NEOs for the applicable years were as follows:
2025: Anthony J. M. Carlson assumed the role of PEO on November 16, 2025, Laurent C. Therivel served as the PEO during 2025 through July 31, 2025 and Douglas W. Chambers served as interim PEO during the period August 1, 2025 through November 15, 2025. Amounts disclosed in the table above for Anthony J. M. Carlson, Laurent C. Therivel and Douglas W. Chambers includes their total compensation for the full year 2025. The Company's other NEOs for 2025 were: Michael S. Irizarry and Kevin R. Lowell.
2024 and 2023: Laurent C. Therivel served as the Company's PEO for the entirety of 2024 and 2023 and the Company's other NEOs were: Douglas W. Chambers, Michael S. Irizarry, and Kevin R. Lowell.
2022 and 2021: Laurent C. Therivel served as the Company's PEO for the entirety of 2022 and 2021 and the Company's other NEOs were: Douglas W. Chambers, Michael S. Irizarry, and Deirdre C. Drake.
(2)Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Anthony J. M. Carlson, Laurent C. Therivel and Douglas W. Chambers and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs reported for the applicable year other than the PEO for such years.
(3)To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Anthony J. M. Carlson, Laurent C. Therivel and Douglas W. Chambers and for the average of the other NEOs is set forth following the footnotes to this table.
(4)Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)The TSR Peer Group consists of the component companies of the Dow Jones U.S. Telecommunications Index.
(6)The Company uses Return on Capital as our Company selected metric, which is calculated as earnings before interest, adjusted for income tax impacts (which for 2025 used a standardized tax rate due to non-recurring activity related to the Closing), divided by the sum of total debt, right of use lease liabilities, and total equity. This metric was one of the metrics originally applicable to the 2025 PSU awards.
Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
Anthony J. M. Carlson
2025	$584,790	$(178,098)	$156,112	$(56,120)	$24,651	$(19,866)	$511,469
Laurent C. Therivel
2025	$9,313,033	$(7,076,400)	—	—	$7,781,057	$(1,268,909)	$8,748,781
Douglas W. Chambers
2025	$3,981,200	$(2,089,969)	—	—	$2,296,685	$1,053,551	$5,241,467
Other NEO's (Average)
2025	$3,804,629	$(2,302,828)	—	—	$2,532,241	$1,201,171	$5,235,213
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Company Selected Measure Name				Return on Capital
Named Executive Officers, Footnote	The Principal Executive Officer ("PEO") and NEOs for the applicable years were as follows:
2025: Anthony J. M. Carlson assumed the role of PEO on November 16, 2025, Laurent C. Therivel served as the PEO during 2025 through July 31, 2025 and Douglas W. Chambers served as interim PEO during the period August 1, 2025 through November 15, 2025. Amounts disclosed in the table above for Anthony J. M. Carlson, Laurent C. Therivel and Douglas W. Chambers includes their total compensation for the full year 2025. The Company's other NEOs for 2025 were: Michael S. Irizarry and Kevin R. Lowell.
2024 and 2023: Laurent C. Therivel served as the Company's PEO for the entirety of 2024 and 2023 and the Company's other NEOs were: Douglas W. Chambers, Michael S. Irizarry, and Kevin R. Lowell.
2022 and 2021: Laurent C. Therivel served as the Company's PEO for the entirety of 2022 and 2021 and the Company's other NEOs were: Douglas W. Chambers, Michael S. Irizarry, and Deirdre C. Drake.

Peer Group Issuers, Footnote				The TSR Peer Group consists of the component companies of the Dow Jones U.S. Telecommunications Index.
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
Anthony J. M. Carlson
2025	$584,790	$(178,098)	$156,112	$(56,120)	$24,651	$(19,866)	$511,469
Laurent C. Therivel
2025	$9,313,033	$(7,076,400)	—	—	$7,781,057	$(1,268,909)	$8,748,781
Douglas W. Chambers
2025	$3,981,200	$(2,089,969)	—	—	$2,296,685	$1,053,551	$5,241,467
Other NEO's (Average)
2025	$3,804,629	$(2,302,828)	—	—	$2,532,241	$1,201,171	$5,235,213
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount				$ 3,804,629	$ 2,806,953	$ 3,430,601	$ 2,521,829	$ 2,461,077
Non-PEO NEO Average Compensation Actually Paid Amount				$ 5,235,213	6,506,334	5,828,296	845,152	2,394,782
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
Anthony J. M. Carlson
2025	$584,790	$(178,098)	$156,112	$(56,120)	$24,651	$(19,866)	$511,469
Laurent C. Therivel
2025	$9,313,033	$(7,076,400)	—	—	$7,781,057	$(1,268,909)	$8,748,781
Douglas W. Chambers
2025	$3,981,200	$(2,089,969)	—	—	$2,296,685	$1,053,551	$5,241,467
Other NEO's (Average)
2025	$3,804,629	$(2,302,828)	—	—	$2,532,241	$1,201,171	$5,235,213
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following is a list of financial performance measures, which in the Company's assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025. Please see the Compensation Discussion & Analysis for further information regarding these measures and how they were used in the 2025 executive compensation program, including the Array Annual Incentive Plan and the 2025 performance share units.
•Return on Capital
•Consolidated Total Service Revenues
•Consolidated Operating Cash Flow
				•Consolidated Capital Expenditures
Total Shareholder Return Amount				$ 249.48	204.29	135.32	67.93	102.70
Peer Group Total Shareholder Return Amount				123.65	115.57	89.10	86.09	91.34
Net Income (Loss)				$ 69,192,901	$ (31,578,211)	$ 57,916,965	$ 34,766,807	$ 159,773,095
Company Selected Measure Amount | Rate				0.016	0.035	0.021	0.015	0.043
Additional 402(v) Disclosure				Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure:: 1
Pay vs Performance Disclosure
Name				Return on Capital
Measure:: 2
Pay vs Performance Disclosure
Name				Consolidated Total Service Revenues
Measure:: 3
Pay vs Performance Disclosure
Name				Consolidated Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name				Consolidated Capital Expenditures
Anthony J. M. Carlson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 584,790
PEO Actually Paid Compensation Amount				511,469
PEO Name	Anthony J. M. Carlson
Laurent C. Therivel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				9,313,033	$ 7,656,948	$ 10,860,139	$ 6,908,886	$ 6,438,260
PEO Actually Paid Compensation Amount				8,748,781	$ 21,305,362	$ 20,292,980	$ (2,341,165)	$ 10,105,410
PEO Name			Laurent C. Therivel		Laurent C. Therivel	Laurent C. Therivel	Laurent C. Therivel	Laurent C. Therivel
Douglas W. Chambers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,981,200
PEO Actually Paid Compensation Amount				5,241,467
PEO Name		Douglas W. Chambers
PEO | Anthony J. M. Carlson [Member] | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(178,098)
PEO | Anthony J. M. Carlson [Member] | Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				156,112
PEO | Anthony J. M. Carlson [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(56,120)
PEO | Anthony J. M. Carlson [Member] | Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				24,651
PEO | Anthony J. M. Carlson [Member] | Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(19,866)
PEO | Laurent C. Therivel [Member] | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,076,400)
PEO | Laurent C. Therivel [Member] | Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Laurent C. Therivel [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Laurent C. Therivel [Member] | Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,781,057
PEO | Laurent C. Therivel [Member] | Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,268,909)
PEO | Douglas W. Chambers [Member] | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,089,969)
PEO | Douglas W. Chambers [Member] | Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Douglas W. Chambers [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Douglas W. Chambers [Member] | Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,296,685
PEO | Douglas W. Chambers [Member] | Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,053,551
Non-PEO NEO | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,302,828)
Non-PEO NEO | Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,532,241
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 1,201,171